Allowances for Loan Losses(Table)	12 Months Ended
Dec. 31, 2017
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets Abstract [Abstract]
Allowance For Credit Losses On Financing Receivables Table Text Block [Text Block]

Changes in the allowances for loan losses for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Beginning	￦	491,352	￦	1,692,352	￦	398,350	￦	2,582,054
Written-off		(295,459)		(747,151)		(356,705)		(1,399,315)
Recoveries from written-off loans		167,033		214,915		133,456		515,404
Sale and repurchase		(23,046)		(55,151)		—		(78,197)
Provision[1]		82,035		252,195		244,569		578,799
Business combination		59,615		76,755		—		136,370
Other changes		(241)		(51,743)		(5,375)		(57,359)

Ending	￦	481,289	￦	1,382,172	￦	414,295	￦	2,277,756

	2017
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Beginning	￦	481,289	￦	1,382,172	￦	414,295	￦	2,277,756
Written-off		(341,506)		(395,272)		(400,385)		(1,137,163)
Recoveries from written-off loans		145,606		280,324		132,665		558,595
Sale and repurchase		(40,267)		(26,105)		—		(66,372)
Provision[1]		233,262		38,644		312,248		584,154
Business combination		9,679		50,227		—		59,906
Other changes		(58,764)		(98,324)		(9,557)		(166,645)

Ending	￦	429,299	￦	1,231,666	￦	449,266	￦	2,110,231

[1]	Provision for credit losses in statements of comprehensive income also include provision for unused commitments and guarantees (Note 23.(2)), provision (reversal) for financial guarantees contracts (Note 23.(3)), and provision (reversal) for other financial assets (Note 18.(2)).